Related party transactions (Detail) CAD in Thousands, $ in Thousands				3 Months Ended	12 Months Ended				13 Months Ended
	Oct. 14, 2016 CAD	Jun. 30, 2016 USD ($)	May 13, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 CAD Facility	Dec. 31, 2016 USD ($) Facility	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Jan. 31, 2004 CAD
Emera
Transactions with Third Party [Line Items]
Amounts due from related party						$ 757		$ 491
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses | CAD					CAD 3,313		CAD 2,021
Electricity Sold to Maine Public Service Company and Bangor Hydro | Emera | Energy Service
Transactions with Third Party [Line Items]
Inter-company sales						10,185		6,658
Electricity Sold to Maine Public Service Company and Bangor Hydro | Emera | Natural Gas
Transactions with Third Party [Line Items]
Purchases from related party						$ 3,939		$ 2,292
Design, Engineering, Supply and Construction Agreement | Emera
Transactions with Third Party [Line Items]
Related party contract amount			$ 8,797
Repayment for Professional Services Incurred and Accrued | Emera
Transactions with Third Party [Line Items]
Purchases from related party | CAD	CAD 680
Trafalgar Power Foreclosed Debt by Related Entity | Related Entity
Transactions with Third Party [Line Items]
Number of hydroelectric facilities owned | Facility					7	7
Reimbursement of legal fees		$ 2,900							CAD 1,000
Legal fees | CAD									CAD 2,000
Litigation settlement, amount		$ 10,083
Gain related to litigation settlement				$ 6,600